TRADE ACCOUNTS RECEIVABLE, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for doubtful accounts of accounts receivable due from third parties	¥ 153,329	$ 22,893	¥ 3,730,606	¥ 2,204,170
Percentage of not-collection from our customers	68.2	68.2
Amount of not-collection from our customers	¥ 15,400,000	$ 2,300,000
Provision of (net recovery of) credit losses	(658,823)	(98,365)	8,191,247	2,203,531
Third parties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for doubtful accounts of accounts receivable due from third parties	153,329	$ 22,893	3,730,606
Urumqi Yikeli Automatic Control Equipment Co., Ltd
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision of (net recovery of) credit losses	¥ 0			¥ 340,992
Net recovery of provision for credit losses made for accounts receivable due from related-party			¥ 340,992